Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Coal generation	2-14 years
Gas generation	2-30 years
Hydro generation	3-60 years
Wind generation	3-30 years
Mining property and equipment	2-14 years
Capital spares and other	2-30 years
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Coal generation	Gas generation	Renewable generation	Mining property and equipment	Assets under construction	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2015	95	6,091	1,484	3,265	1,208	351	360	12,854
Additions	2	—	—	1	—	353	2	358
Additions - finance lease	—	—	—	—	7	—	—	7
Disposals	(1)	—	(3)	(1)	(1)	—	(3)	(9)
Impairment charge - Wintering Hills (Note 4)	—	—	—	(28)	—	—	—	(28)
Reclassification to held for sale (Note 4)	—	—	—	(67)	—	—	—	(67)
Other (Note 6)	—	—	—	—	—	—	(1)	(1)
Revisions and additions to decommissioning and restoration costs	—	14	12	4	36	—	5	71
Retirement of assets	—	(96)	(3)	(14)	(6)	—	(3)	(122)
Change in foreign exchange rates	(1)	(38)	(16)	(10)	(3)	(13)	(4)	(85)
Transfers(2)	—	(95)	51	62	24	(284)	37	(205)
As at Dec. 31, 2016	95	5,876	1,525	3,212	1,265	407	393	12,773
Additions	—	—	—	—	—	334	4	338
Additions - finance lease	—	—	—	—	14	—	—	14
Disposals	—	—	(16)	(1)	(1)	—	(1)	(19)
Impairment charge - Sundance Unit 1 (Note 6)	—	(20)	—	—	—	—	—	(20)
Revisions and additions to decommissioning and restoration costs	—	82	12	15	42	—	—	151
Retirement of assets	—	(84)	(3)	(4)	(22)	—	(6)	(119)
Change in foreign exchange rates	(1)	(87)	3	(23)	(7)	(2)	(2)	(119)
Transfers(3)	1	121	461	29	24	(644)	(18)	(26)
As at Dec. 31, 2017	95	5,888	1,982	3,228	1,315	95	370	12,973

Accumulated depreciation
As at Dec. 31, 2015	—	3,280	873	810	604	—	114	5,681
Depreciation	—	284	118	127	59	—	19	607
Retirement of assets	—	(85)	(4)	(7)	(2)	—	(3)	(101)
Disposals	—	—	(1)	—	(1)	—	—	(2)
Reclassification to held for sale (Note 4)	—	—	—	(6)	—	—	—	(6)
Change in foreign exchange rates	—	(28)	(10)	—	(1)	—	—	(39)
Transfers	—	(239)	51	(2)	—	—	(1)	(191)
As at Dec. 31, 2016	—	3,212	1,027	922	659	—	129	5,949
Depreciation	—	351	67	123	76	—	18	635
Retirement of assets	—	(62)	(2)	(3)	(18)	—	(5)	(90)
Disposals	—	—	(11)	(1)	—	—	—	(12)
Change in foreign exchange rates	—	(67)	(1)	(4)	(4)	—	—	(76)
Transfers(2)	—	(3)	(8)	—	—	—	—	(11)
As at Dec. 31, 2017	—	3,431	1,072	1,037	713	—	142	6,395

Carrying amount
As at Dec. 31, 2015	95	2,811	611	2,455	604	351	246	7,173
As at Dec. 31, 2016	95	2,664	498	2,290	606	407	264	6,824
As at Dec. 31, 2017	95	2,457	910	2,191	602	95	228	6,578
(1) Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive, or planned maintenance.
(2) Net transfers of $14 million relate to the transfer of gas equipment to finance lease receivables.
(3) During the second quarter of 2017, the Corporation reclassified approximately $13 million of capital spares and other assets to inventory.